Related Party Transactions	3 Months Ended
Mar. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 17.	Related-Party Transactions
Clearwire Related-Party Transactions
Sprint's relationship with Clearwire, which is now a wholly-owned subsidiary, includes agreements by which we resell wireless data services utilizing Clearwire's 4G network. In addition, Clearwire subscribers utilize the third generation (3G) Sprint network which provides dual-mode service to subscribers in those areas where access to its 4G network is not available. Cost of services and products included in our consolidated statements of comprehensive loss related to our agreement to purchase 4G services from Clearwire totaled $207 million and $101 million for the Predecessor 191-day period ended July 10, 2013 and unaudited three-month period ended March 31, 2013, respectively, and $417 million and $405 million for the Predecessor years ended December 31, 2012 and 2011, respectively.
SoftBank Related-Party Transactions
In addition to agreements arising out of or relating to the SoftBank Merger, Sprint and SoftBank have entered into various other arrangements with SoftBank or its controlled affiliates (SoftBank Parties or each a SoftBank Party) or with third parties to which SoftBank Parties are also parties (affiliated third parties), including for international wireless roaming, wireless and wireline call termination, real estate, device and accessory purchasing, and other services. Specifically, we have arrangements with an affiliate controlled by SoftBank whereby it is acting as an agent to procure devices and accessories on our behalf with certain third party vendors under existing purchase arrangements Sprint has with those vendors. These services, which are provided by the SoftBank Party without charge to us, include placing orders, processing invoices, receiving payments from us and making payments to our suppliers on our behalf. Device and accessory purchases associated with these agency arrangements totaled approximately $411 million and $86 million for the Successor three-month transition period ended March 31, 2014 and year ended December 31, 2013, respectively. As of March 31, 2014 and December 31, 2013, accounts payable to the SoftBank Party of approximately $205 million and $79 million, respectively, are included in our consolidated balance sheets. All other transactions under agreements with SoftBank Parties or affiliated third-parties, in the aggregate, were immaterial through the Successor period ended March 31, 2014.